Annual Total Returns[BarChart] - PROFUND VP BULL - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	13.89%	29.76%	11.47%	(0.46%)	9.66%	19.34%	(6.15%)	28.88%	16.03%